Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Significant Accounting Policies	Significant Accounting Policies
Basis of Accounting
The accompanying financial statements of the Plan have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date.
Payment of Benefits
Benefits are recorded when paid.
Contributions
Employee contributions and employer matching contributions are recorded when withheld.
Teledyne Technologies Incorporated 401(k) Plan
Notes to Financial Statements (continued)
2. Significant Accounting Policies (continued)
Notes Receivable from Participants
Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be a distribution, the participant loan balance is reduced, and a benefit payment is recorded.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Recent Accounting Pronouncements
There have been no new accounting pronouncements reflected in the 2025 financial statements.